SHAREHOLDERS’ EQUITY (Details Narrative)	Jan. 02, 2021 shares	Dec. 22, 2020 shares	Sep. 30, 2022 $ / shares shares	Apr. 27, 2022 shares	Apr. 14, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Common stock, shares authorized			300,000,000			300,000,000	300,000,000	300,000,000	300,000,000
Common stock, par value | $ / shares			$ 0.001			$ 0.001		$ 0.001
Cashless warrant shares exercised			1,306,506		115,540
Cashless warrant shares exercised			1,093,093	111,972	115,540	1,128,635	1,128,635	1,888,106	1,888,106
Common stock, shares issued			33,345,541			31,811,523	31,811,523	31,500,693	31,500,693
Common stock, shares outstanding			33,345,541			31,811,523	31,811,523	31,500,693	31,500,693
Third Party Service Provider [Member]
Number of shares issued for services	310,830
The Crone Law Group, P.C. [Member]
Number of shares issued		103,610
Sichuan Wetouch Technology Co. Ltd. [Member]
Reserve fund						$ 2,005,084	¥ 12,933,795	$ 1,058,590	¥ 6,907,298